Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 312,780	$ 16,164
Accounts receivable, net		3,430	9,477
Materials and supplies		5,718	8,344
Prepaid expenses and other current assets		9,292	6,229
Total current assets		331,220	40,214
Property and equipment, net		17,270	18,313
Operating right-of-use assets, net		25,340	6,949
Intangible assets, net		4,946	5,128
Long-term deposits		5,233	0
Total assets		384,009	70,604
Current liabilities:
Accounts payable		1,538	2,802
Accrued expenses and other current liabilities		6,723	2,191
Deferred revenue		303	544
Deferred grant income		3,224	492
Short-term operating lease liabilities		1,051	1,074
Current portion of long-term debt		132	0
Warrant liabilities		0	1,874
Total current liabilities		12,971	8,977
Long-term operating lease liabilities		25,556	7,185
Long-term debt		32,407	29,998
Total liabilities		70,934	46,160
Commitments and contingencies (note 16)
Shareholders’ equity:
Convertible preferred shares	[1]	0	213,002
Common shares		566,167
Additional paid-in capital		17,027	10,151
Accumulated deficit		(270,365)	(206,303)
Accumulated other comprehensive income		246	9
Total shareholders’ equity		313,075	24,444	[2]
Total liabilities and shareholders’ equity		384,009	70,604
Old Xanadu Common Shares
Shareholders’ equity:
Common shares	[1]	0	7,585
Common Shares (Class A & B)
Shareholders’ equity:
Common shares		$ 566,167	$ 0

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.